Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - USD ($) $ in Thousands	Sep. 30, 2022		Dec. 31, 2021		Dec. 31, 2020
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities		[1]		[1]
Warrants and derivatives
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities	80	[1]	108	[1]	59
Warrants and derivatives	28		2		1
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investment in marketable securities		[1]		[1]
Warrants and derivatives

[1]	For the nine and three-month periods ended September 30, 2022 and 2021, the recognized gain (loss) (based on quoted market prices with a discount due to security restrictions on iMine shares) of the marketable securities was ($28) and $(17), and $46 and $24 respectively.